Debt (Narrative) (Details)			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended								12 Months Ended			12 Months Ended
	Dec. 29, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 29, 2012 2.20% Senior Notes Due 2013 [Member] USD ($) Y	Dec. 31, 2011 2.20% Senior Notes Due 2013 [Member] USD ($)	Jan. 01, 2011 2.20% Senior Notes Due 2013 [Member] USD ($)	Dec. 29, 2012 3.75% Senior Notes Due 2014 [Member] USD ($) Y	Dec. 31, 2011 3.75% Senior Notes Due 2014 [Member] USD ($)	Dec. 29, 2012 2.50% Senior Notes Due 2016 [Member] USD ($) Y	Jun. 30, 2012 2.50% Senior Notes Due 2016 [Member] USD ($)	Dec. 31, 2011 2.50% Senior Notes Due 2016 [Member] USD ($)	Dec. 29, 2012 4.875% Senior Notes Due 2019 [Member] USD ($) Y	Dec. 31, 2011 4.875% Senior Notes Due 2019 [Member] USD ($)	Dec. 29, 2012 1.58% Yen-Denominated Senior Notes Due 2017 [Member] USD ($) Y	Dec. 29, 2012 1.58% Yen-Denominated Senior Notes Due 2017 [Member] JPY (¥)	Dec. 31, 2011 1.58% Yen-Denominated Senior Notes Due 2017 [Member] USD ($)	Dec. 29, 2012 2.04% Yen-Denominated Senior Notes Due 2020 [Member] USD ($) Y	Dec. 29, 2012 2.04% Yen-Denominated Senior Notes Due 2020 [Member] JPY (¥)	Dec. 31, 2011 2.04% Yen-Denominated Senior Notes Due 2020 [Member] USD ($)	Dec. 29, 2012 Yen Denominated Credit Facilities [Member] USD ($)	Dec. 29, 2012 Yen Denominated Credit Facilities [Member] JPY (¥)	Dec. 31, 2011 Yen Denominated Credit Facilities [Member] USD ($)	Dec. 29, 2012 Yen Denominated Credit Facility One [Member]	Dec. 29, 2012 Yen Denominated Credit Facility Two [Member]	Dec. 29, 2012 Credit Facility [Member] USD ($)	Dec. 29, 2012 Commercial paper borrowings [Member] USD ($) D	Dec. 31, 2011 Commercial paper borrowings [Member] USD ($)	Dec. 29, 2012 Japan, Yen	Dec. 29, 2012 United States Currency Rate
Debt Instrument [Line Items]
Expected minimum principal payments in 2013	$ 526,000,000
Expected minimum principal payments in 2014	700,000,000
Expected minimum principal payments in 2015	593,000,000
Expected minimum principal payments in 2016	500,000,000
Expected minimum principal payments in 2017	95,000,000
Expected minimum principal payments thereafter	649,000,000
Debt Instrument, Face Amount			450,000,000			700,000,000		500,000,000			500,000,000		95,000,000	8,100,000,000	104,000,000	149,000,000	12,800,000,000	164,000,000
Debt instrument term, years			3			5		5			10		7	7		10	10
Debt instrument, stated percentage rate			2.20%			3.75%		2.50%			4.875%		1.58%	1.58%		2.04%	2.04%
Debt instrument, due date			Sep. 15, 2013			Jul. 15, 2014		Jan. 15, 2016			Jul. 15, 2019		Apr. 28, 2017	Apr. 28, 2017		Apr. 28, 2020	Apr. 28, 2020							Feb. 15, 2015
Debt Instrument, Description of Variable Rate Basis																											Yen LIBOR	LIBOR
Debt instrument, effective interest rate			2.23%			3.78%		2.54%			5.04%
Interest rate swap term, years			3					5
Notional amount interest rate swap designated as a fair value hedge			450,000,000					500,000,000
Proceeds from termination of interest rate swap					19,000,000				24,000,000
Net average interest rate			0.80%					1.30%
Outstanding balance under yen denominated credit facilities																			76,000,000	6,500,000,000	83,000,000
Maximum borrowing capacity																				11,250,000,000
Debt instrument basis spread																						0.275%	0.25%	0.875%
Unused borrowing capacity																								1,500,000,000
Maximum days commercial paper program provides for the issuance of short-term, unsecured commercial paper																									270
Debt	$ 3,080,000,000	$ 2,796,000,000	$ 454,000,000	$ 461,000,000		$ 699,000,000	$ 699,000,000	$ 518,000,000		$ 518,000,000	$ 496,000,000	$ 495,000,000	$ 95,000,000		$ 104,000,000	$ 149,000,000		$ 164,000,000							$ 593,000,000	$ 272,000,000
Weighted average effective interest rate																									0.23%